Operations	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Operations
1.	Operations
Embraer S.A. (“Embraer” or “the Company”) is a publicly held company incorporated under the laws of the Federative Republic of Brazil (“Brazil”) with headquarters in São José dos Campos, State of São Paulo. The corporate purpose of the Company is:

(i)	To design, build and market aircraft and aerospace materials and related accessories, components and equipment, according to the highest standards of technology and quality.

(ii)	To perform and carry out technical activities related to the manufacturing and servicing of aerospace materials.

(iii)	To contribute to the training of technical personnel as necessary for the aerospace industry.

(iv)	To engage in and provide services for other technological, manufacturing and business activities in connection with the aerospace industry.

(v)
To design, build and trade in equipment, materials, systems, software, accessories and components for the defense, security and power industries, and to promote and carry out technical activities related to the manufacturing and servicing thereof, in accordance with the highest technological and quality standards.

(vi)	To conduct other technological, manufacturing, trading and services activities related to the defense, security and power industries.
The Company’s shares (B3: EMBR3, NYSE: ERJ) are listed in the enhanced corporate governance segment of the Stock Exchange in Brazil (“B3”), known as the New Market (“Novo Mercado”). Embraer S.A. also holds American Depositary Shares (evidenced by American Depositary Receipts - ADRs) which are registered with the Securities and Exchange Commission (“SEC”) and listed on the New York Stock Exchange (“NYSE”).
In accordance with the Company’s
by-laws,
the consolidated financial statements of the Company as of and for the year ended December 31, 2021 were approved by the Company’s Board of Directors and published on March 9, 2022, and the Form
20-F,
which these financial statements are a part of, have been approved by the Company’s executives and reviewed by the Audit, Risk and Ethics Committee of the Company.
1.1 Significant events in the fiscal year and its impacts in the consolidated financial statements
1.1.1 Impacts of the
COVID-19
pandemic
The updated status and related impacts on the Company’s business units are detailed below. The data and details provided below includes operational data, statistics and non-financial
data which are not subject to audit procedures by the independent auditors (unaudited).
Defense & Security
In the Defense and Security business unit, in the fourth quarter of 2021, the programs continue to be impacted by the
COVID-19
global pandemic, in terms of operations and supply chain, as a result of the new variant Omicron. The vendors level of production has shown recovery, however still below the pre-pandemic
levels, jeopardizing their ability to deliver parts and goods on a timely manner. Logistics for imports and exports is also showing challenges, with higher cycles and costs, by air freight, due to lower availability of international flights, and by container shipping, due to unavailability of containers, increasing the transit cycle of parts. Deliveries agreed with our customers to occur in the fourth quarter of 2021 were performed, however the Company faced delays in the delivery of certain orders during 2021, which postpones revenue recognition and cash receipts, as a result of restrictive measures and sanitary barriers imposed by the pandemic. Adjustments required on committed deliveries were already negotiated with customers. The Company has taken actions to overcome the challenges imposed by the
COVID-19
and to minimize its impacts on Defense deliveries, as well as following the sanitary measures to combat the
COVID-19.

The Company and the Brazilian Air Force started contractual negotiation process in order to reduce the total number of aircraft that would be delivered based on the current order of 28
KC-390
Millennium aircraft. The reduction was proposed by the customer as a result of government budget constraints caused by the pandemic crisis and high-performance rates of aircraft already delivered. On November 12, 2021, the Brazilian Air Force publicly announced its decision to unilaterally reduce the total value of the
KC-390
Millennium aircraft agreement in 25%, as permitted by the applicable law.

On February 9, 2022, the Company reached agreement with the Brazilian Air Force in relation to the contractual negotiation of
C-390
Millennium order. Therefore, the total number of aircraft to be acquired by the Brazilian Air Force was reduced from 28 to 22, with deliveries scheduled until 2034. The new level of production fits with the customer budget conditions, as well as enables Embraer to hold a better long-term production planning with suppliers. Further details of related financial impacts are disclosed in Note 3.1.2.
Executive Aviation
In the Executive Aviation business unit, the effect of the Omicron variant on demand did not bring significant negative impacts and the principal remaining risks lie in the possibility of discontinuities in the supply of some parts and supplies to fleet maintenance and the manufacture of new aircraft. As of the date of this report, the production lines of our Executive Aviation products are able to maintain planned supply levels without further shortages. We continue to oversee risks and control the supply chain, accommodating demand to avoid obstacles that may yet arise from this global crisis. During 2021, the Executive Aviation market landscape continued to evolve positively. The recent order of over
 100
Phenom 300 jets by U.S. company Netjets totaling more than US$
1.2 billion (included in the backlog of the Company as of December 31, 2021 as disclosed on Note 31(c)) and the record book-to-bill
ratio of 2.5:1 (total amount of firm orders received during the year compared to total revenues recorded in 2021), illustrate the positive timing of the Executive Aviation market. From the beginning of the pandemic in 2020 to the date of these annual financial statements, only one of our executive jet customers has canceled their firm order and some of our executive jet customers have rescheduled aircraft deliveries. In 2021 there were no postponements nor cancellations of orders. The Company delivered a total of
93

executive jets in 2021, thus achieving 8% increase over the volume delivered in the previous year.
Commercial Aviation
In the Commercial Aviation business unit, the extensive traffic disruption affected our customer’s operations throughout the world, similar to the effects observed in the market worldwide. As a result of COVID-19, some of our customers rescheduled their aircraft deliveries, carrying them over to 2021 and beyond, for example, some deferral agreements were executed in 2020 and generated a limited number of deferrals to beyond 2025, which had an impact on our 2020 results. However, since the beginning of the pandemic in 2020 until the date of these financial statements, no cancellation has occurred. We cannot fully yet determine the impact of the COVID-19 outbreak in the short-to-medium term on our business. Despite of uncertainty scenario in the short-term, we identified positive signs of market recovery, which includes the Porter Airlines’ E195-E2 firm orders for

30
jets, which will be operated in several destinations across North America, as well as Alaska Air’
E175
-E1
firm orders for 9 jets, through its subsidiary Horizon Air, and SkyWest, Inc.’
E175
-E1
firm orders for 9
jets, all firm orders signed during the first half of 2021. In addition, during the third quarter of 2021, a new firm order for 16
E175
-E1
jets to operate as Delta Air Lines was celebrated by
SkyWest, Inc., and in the fourth quarter of 2021, a firm order for the purchase of three new
E175-E1
was celebrated with Overland Airways, a Nigerian airline, and an agreement with Azorra, a leasing company with headquarters in Florida, USA, for the purchase of 20 new aircraft of the E2 family. This flexible deal enables Azorra to acquire
E190-E2
or
E195-E2
aircraft. All firm orders disclosed are included in the backlog of the Company as of December 31, 2021, as disclosed on Note 31(c). We also notice a slight recovery in the amount of commercial aircraft delivered, which in 2020 was 44 units and in 2021 we delivered a total of 48 commercial aircraft.

Services & Support
Since the Services & Support business unit comprises parts and services offered and related to the three Embraer segments (Commercial Aviation, Executive Aviation and Defense & Security), which have differences between themselves, the following can be observed in relation to supply of parts and services:

•
Business segments that relies upon mostly on the economic activities of developed countries (such as the Commercial and Executive segments, both with its respective business activities more concentrated in the United States and Europe) are surpassing faster than previously expected the negative effects of the pandemic since these countries, by their own turn, presented the fastest vaccination rates for its populations in the global perspective, while other business segments (Defense, in particular) did not present significant changes in terms of business volumes reductions throughout the pandemic due to its intrinsic operating characteristics.

•
Relevant trends for both the Commercial (operating activation of once parked or deactivated aircrafts, specially by leasing companies) and Executive (increase in market demand for aircrafts, highlighted by the used aircrafts market) segments also represented additional business opportunities for the products and services under the Services and Support business unit.

•
The adverse effects of the pandemic were reflected not only in the customer perspective regarding actual aircraft utilization but also in Embraer’s internal processes dedicated to supporting its clients, a trend highlighted by the increase in actual costs and operating challenges associated to materials transportation.

•
Finally, as the vaccination campaigns against
COVID-19
continues to move forward and, given the fact that at least until this moment no new variant of the virus has the potential of reinforcing for a longer term the adverse effects of the pandemic, it is expected that all segments associated to the Services & Support business unit continue on its tracks to either recover pre-pandemic
business volumes (like the Commercial segment) or to continue its business activities without presenting significative losses associated to its volumes before the start of the
COVID-19
pandemic (as it is the case with Defense and Executive segments).

1.1.2 Settlement and termination agreement on certain residual value guarantees
On October 28, 2021, the Company executed settlement and termination agreement with the counterparties of certain residual value guarantees therefore finalizing some of its exposure to these instruments. The settlement and termination agreement established the payment of US$ 18.0, which led to a reversal of residual value financial liability (Note 25) that exceeded the amount negotiated in fourth quarter of 2021 in the amount of US$ 50.3 recognized as a reduction of financial expense, net.
As of December 31, 2021, the Company finalized its total exposure to residual value guarantees. The financial liability recognized is related solely to accounts payable of settlement agreements executed, as disclosed in Note 25 and 36.2.
1.1.3 Divestment plan related to the Évora (Portugal) industrial facilities
The sale of all of the shares of the Company’s subsidiaries Embraer Portugal Estruturas Metálicas S.A. (“EEM”) and Embraer Portugal Estruturas em Compósitos S.A. (“EEC”) to Aernnova Aerospace, SAU, headquartered in Spain (“Aernnova”), for the reference price of US$
 172.0,

subject to the usual adjustments for this type of transaction on the closing date (the “Transaction”), was approved by the Board of Directors on November 11, 2021 and concluded through a binding agreement signed by the Company on January 11, 2022.

EEM and EEC are currently dedicated to supplying certain components used in the manufacture of aircraft by the Company and by Embraer Executive Aircraft, LLC. After the closing of the Transaction, Aernnova will undertake the operation of EEM’s and EEC’s industrial plants and will ensure the level of production and supply of such components for Embraer aircraft portfolio.

The Transaction is an integral part of the Company’s assets optimization which aims at maximizing facilities use and profitability improvement. In this context, the Company and Aernnova agreed to have supply agreements effective as of closing of the Transaction along with the sale that would ensure the continuous supply of metallic and composite components at competitive fixed prices consistent with the Company’s Strategic Plan.
The terms and conditions of the Transaction were approved by the Company’s Board of Directors on November 11, 2021. Closing of the Transaction is subject to the fulfillment of certain conditions precedent and is expected to take place in the first quarter of 2022.
Upon the approval of Board of Directors on November 11, 2021, the conclusion of the Transaction was deemed to be highly probable under IFRS 5, therefore the related assets and liabilities involved was classified and measured as held for sale since that date. The initial measurement as held for sale (Note 16) generated an impairment when compared the carrying amount of net assets to the fair value of the binding offer in the amount of US$ 50.1, being US$ 45.1 recognized as other operating expense, net and US$ 5.0 recorded as income tax expenses
(write-off
of deferred tax assets). Before that date, there was no indication of impairment at CGU’s level (Note 18) for which those
Évora’s
assets were allocated.
1.1.4 Signing of Business Combination Agreement with Zanite Acquisition Corporation
Embraer along with two of its subsidiaries (EVE UAM, LLC (“Eve”) and Embraer Aircraft Holding Inc. (“EAH”)), and Zanite Acquisition Corp. (“Zanite”), a publicly held special purpose acquisition company incorporated under the laws of the State of Delaware in the United States, entered into, on December 21, 2021, a Business Combination Agreement. Under the Business Combination Agreement, the Company’s urban air mobility business, which includes the development and certification of electric vertical take-off
and landing vehicles (“eVTOLs”), the creation of a maintenance and services network for eVTOLs and the creation of an air traffic management system for eVTOLs (the “UAM Business”), will be combined with Zanite and the resulting entity will be publicly traded in the United States (the “SPAC Transaction”).
In connection with the SPAC Transaction, the Company, Eve and EAH also entered into a Contribution Agreement, which governs the transfer of certain assets and liabilities related to the UAM Business to Eve and the transfer of Eve’s units to EAH in preparation for the SPAC Transaction.
The SPAC Transaction will be implemented through an exchange of Eve’s units, which are owned by EAH, for shares of Zanite common stock. After the exchange is effected, Eve will become a wholly owned subsidiary of Zanite and Zanite will change its corporate name to EVE Holding, Inc. (“New Eve”). In connection with the SPAC Transaction, the Company also entered into new agreements to provide products, inputs, and services to Eve which will continue to be effective after the SPAC Transaction is completed.
Upon closing of the SPAC Transaction, EAH will own 237.5 million shares of New Eve’s common stock, representing approximately 82% of the outstanding shares of New Eve as of the closing. EAH will receive 220 million shares in exchange for Eve’s units, and 17.5 million shares against a cash contribution of US$ 175.0, which is part of the Private Investment in Public Equity (PIPE) structure. The remaining shares of common stock will be owned by the Zanite’s public shareholders, Zanite’s sponsor and certain third-party investors who enter into subscription agreements to purchase shares of Zanite common stock at the closing of the SPAC Transaction, which will result in approximately US$ 237.0 of cash from Zanite Acquisition Corp. and a US$ 305.0 PIPE, anchored by Embraer, Zanite’s sponsor, financial investors and a consortium of leading strategic partners including Azorra Aviation, BAE Systems, Bradesco BBI, Falko Regional Aircraft, Republic Airways, Rolls-Royce and SkyWest, Inc. In connection with such subscription commitments, Embraer has entered into arrangements with certain of such strategic investors to provide them with price protections in the amount of up to their US$ 30.0 aggregate commitments in the form of credits for parts and services or cash in exchange for the transfer of shares to Embraer. New Eve will be listed on the New York Stock Exchange and will be required to disclose reports and financial information relating to its activities pursuant to the regulations of the United States Securities and Exchange Commission (the “SEC”). This SPAC Transaction is outside the scope of IFRS 3 – Business Combination.
The SPAC Transaction, which has been unanimously approved by Zanite’s board of directors and the Company’s board of directors, is expected to close in the second quarter of 2022, subject to approval by regulators, approval of the transaction by Zanite’s shareholders and other customary conditions.